SHORT-TERM BORROWINGS	6 Months Ended
Dec. 31, 2019
SHORT-TERM BORROWINGS
SHORT-TERM BORROWINGS

NOTE 18. SHORT-TERM BORROWINGS

Short-term borrowings due to third party consisted of the following:

	June 30,	December 31,	December 31,
	2019	2019	2019
Short-term borrowings due to third party:	RMB	RMB	U.S. Dollars
Short-term borrowing, 10% annual interest, due on September 8, 2019	¥1,081,096	¥—	$—
Total short-term borrowings due to third party	¥1,081,096	¥—	$—

Interest expense for short-term borrowings due to third party were ¥31,507 and ¥Nil for the six months ended December 31, 2018 and 2019, respectively.

The principle of this short-term borrowing was repaid in full by the Company on August 31, 2019.

Short-term borrowings due to related parties consisted of the following:

	June 30,	December 31,	December 31,
	2019	2019	2019
Short-term borrowings due to related parties:	RMB	RMB	U.S. Dollars
Short-term borrowing from a Founder, 5.65% annual interest, due on December 19, 2019*	¥5,008,640	¥—	$—
Short-term borrowing from a Founder, 5.65% annual interest, due on March 27, 2020	4,001,885	4,001,885	574,324
Short-term borrowing from a Founder, 5.65% annual interest, due on December 19, 2020		5,009,425	718,919
Short-term borrowing from a Founder, interest-free, due on September 24, 2020^	—	450,000	64,581
Short-term borrowing from a Founder's family member, interest-free, due on November 05, 2020^	—	2,470,000	354,477
Total short-term borrowings due to related parties	¥9,010,525	¥11,931,310	$1,712,301

No short-term borrowings due to related parties were guaranteed or collateralized at June 30, 2019 and December 31, 2019.

Interest expense for short-term borrowings due to related parties  were ¥257,145 and ¥259,502  ($37,242)  for the six months ended December 31, 2018 and 2019, respectively.

*    The Company repaid the loans in full on maturity date.

^     During the six months ended December 31, 2019, the Company entered into a series of loan agreements with a Founder and a Founder's family member for a total amount of ¥8,115,000 ($1,164,610) as working capital for six months to one year. All loans are non-interest bearing and can be repaid before their maturity dates. By December 31, 2019, the Company has repaid a total of ¥5,195,000 ($745,552) and the remaining balance of ¥2,920,000  ($419,058) is outstanding as of December 31, 2019.